Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans (Parentheticals)	6 Months Ended
Mar. 31, 2023
Maturity date on March 12, 2024, interest rate 4.56% per annum [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 12, 2024
Interest rate	4.56%
Maturity date on June 14, 2023, interest rate 4.62% per annum [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 14, 2023
Interest rate	4.62%
Maturity date on June 24, 2023, interest rate 4.20% per annum [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 24, 2023
Interest rate	4.20%